UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.
CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2007 (unaudited)

Shares		Value
	COMMON STOCKS: 96.5%
	Banks: 2.5%
10,120	Banco Bradesco S.A. - ADR	$323,840
6,620	Credicorp, Ltd.	505,106
		828,946
	Capital Goods: 22.2%
15,090	Abb Ltd. - ADR	434,592
4,150	Alliant Techsystems, Inc. *	472,104
6,890	Ametek, Inc.	322,728
7,870	BE Aerospace, Inc. *	416,323
3,580	Bucyrus International, Inc. - Class A	355,816
9,610	Chicago Bridge & Iron Co. N.V.	580,829
5,320	CNH Global N V	350,162
8,300	Dynamic Materials Corp.	488,870
1,200	First Solar, Inc. *	320,568
3,270	Flowserve Corp.	314,574
4,330	Jacobs Engineering Group, Inc. *	413,991
2,990	L-3 Communications Holdings, Inc.	316,761
5,740	Lindsay Corp.	405,761
8,240	Manitowoc Co.	402,359
3,550	Precision Castparts Corp.	492,385
4,710	Robbins & Myers, Inc.	356,217
3,100	SPX Corp.	318,835
6,760	Textron, Inc.	481,988
		7,244,863
	Commercial Services & Supplies: 1.0%
18,290	InnerWorkings, Inc. *	315,685

	Consumer Durables & Apparel: 3.9%
3,849	Deckers Outdoor Corp. *	596,826
4,870	Nike, Inc.	312,849
13,510	Tempur-Pedic International, Inc.	350,855
		1,260,530
	Diversified Financials: 2.0%
9,360	Janus Capital Group, Inc.	307,476
10,150	optionsXpress Holdings, Inc.	343,273
		650,749
	Energy: 10.1%
4,360	Atwood Oceanics, Inc. *	437,046
3,390	Core Laboratories N.V. *	422,801
3,030	Dawson Geophysical Co. *	216,524
5,600	FMC Technologies, Inc. *	317,520
6,680	National Oilwell Varco, Inc. *	490,713
4,000	Schlumberger, Ltd.	393,480
4,880	Smith International, Inc.	360,388
6,020	Southwestern Energy Co. *	335,434
7,360	T-3 Energy Services, Inc. *	345,994
		3,319,900
	Food & Staples Retailing: 2.2%
6,580	Central European Distribution Corp. *	382,167
8,380	CVS Caremark Corp.	333,105
		715,272
	Food Beverage & Tobacco: 3.0%
12,900	Green Mountain Coffee Roasters, Inc. *	525,030
3,480	Wimm-Bill-Dann Foods OJSC - ADR	456,019
		981,049
	Health Care Equipment & Services: 6.1%
4,850	Hologic, Inc. *	332,904
7,360	Inverness Medical Innovations, Inc. *	413,485
14,190	Omnicell, Inc. *	382,137
6,990	Thermo Fisher Scientific, Inc. *	403,183
5,700	Waters Corp. *	450,699
		1,982,408
	Hotels, Restaurants & Leisure: 4.6%
2,590	Chipotle Mexican Grill, Inc. *	380,911
5,490	Ctrip.com International Ltd. - ADR	315,510
6,080	McDonald's Corp.	358,173
11,980	WMS Industries, Inc. *	438,947
		1,493,541
	Materials: 8.2%
7,360	Airgas, Inc.	383,530
10,140	Companhia Vale Do Rio Doce - ADR	331,274
6,160	FMC Corp.	336,028
4,420	Freeport-McMoran Copper & Gold, Inc.	452,785
3,040	Mechel Open Joint Stock Co. - ADR *	295,305
4,320	Potash Corp. of Saskatchewan	621,907
2,610	Southern Copper Corp.	274,389
		2,695,218
	Pharmaceuticals & Biotechnology: 0.8%
5,910	LifeCell Corp. *	254,780

	Retailing: 3.9%
6,970	Gamestop Corp. *	432,907
8,610	Guess?, Inc.	326,233
4,570	Priceline.com, Inc. *	524,910
		1,284,050
	Semiconductors & Semiconductor Equipment: 2.5%
13,630	Cypress Semiconductor Corp. *	491,089
9,560	NVIDIA Corp. *	325,231
		816,320
	Software & Services: 7.1%
940	Baidu.com, Inc. - ADR *	366,967
17,020	BluePhoenix Solutions Ltd. *	308,402
19,980	CyberSource Corp. *	355,045
470	Google, Inc. *	324,995
19,080	VASCO Data Security International, Inc. *	532,714
12,910	Vocus, Inc. *	445,782
		2,333,905
	Technology Hardware & Equipment: 10.7%
2,710	Apple Computer, Inc. *	536,797
7,750	Dolby Laboratories, Inc. *	385,330
24,230	EMC Corp. *	448,982
10,980	FLIR Systems, Inc. *	343,674
8,030	Hewlett-Packard Co.	405,354
8,580	Nokia - ADR	329,386
2,800	Research In Motion Ltd. *	317,520
3,730	Sunpower Corp. *	486,355
6,220	Synaptics, Inc. *	256,015
		3,509,413
	Telecommunication Services: 3.7%
2,720	Millicom International Cellular SA *	320,797
3,220	Mobile Telesystems OJSC - ADR *	327,764
13,810	Vimpel Communications - ADR	574,496
		1,223,057
	Transportation: 2.0%
12,030	Diana Shipping, Inc.	378,464
11,620	Quintana Maritime Ltd.	267,027
		645,491
	TOTAL COMMON STOCKS
	(Cost $25,827,170)	31,555,177

	SHORT-TERM INVESTMENT: 4.5%
	Money Market Fund: 4.5%
1,464,068	AIM Short-Term Prime - Institutional Class	1,464,068
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,464,068)
	TOTAL INVESTMENTS IN SECURITES: 101.0%	1,464,068
	(Cost $27,291,238)	33,019,245
	Liabilities in Excess of Other Assets: (1.0)%	(315,134)
	TOTAL NET ASSETS: 100.0%	$32,704,111

ADR	American Depository Receipt
*	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows #:

Cost of investments	$27,292,543
Gross unrealized appreciation	6,032,889
Gross unrealized depreciation	(306,187)
Net unrealized appreciation	$5,726,702

# Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*)  /s/ Robert M. Slotky
Robert M. Slotky, President

Date  February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* ) /s/ Robert M. Slotky
Robert M. Slotky, President

Date  February 26, 2008

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 26, 2008

* Print the name and title of each signing officer under his or her signature.